Portfolio of Investments – as of August 31, 2025 (Unaudited)
Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans — 88.9% of Net Assets
	Aerospace & Defense — 3.6%
$6,547,350	Azorra Soar TLB Finance Ltd., 2025 Term Loan B, 3 mo. USD SOFR + 2.750%, 7.005%, 10/18/2029(a)(b)	$6,559,659
2,892,750	Barnes Group, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 3.000%, 7.316%, 1/27/2032(a)(b)	2,895,151
4,420,000	Spirit AeroSystems, Inc., 2022 Term Loan, 1/15/2027(c)	4,435,204
1,831,824	Spirit AeroSystems, Inc., 2022 Term Loan, 3 mo. USD SOFR + 4.500%, 8.808%, 1/15/2027(b)	1,838,126
2,803,867	TransDigm, Inc., 2024 Term Loan I, 3 mo. USD SOFR + 2.750%, 7.046%, 8/24/2028(a)(b)	2,810,428
3,878,000	TransDigm, Inc., 2025 Term Loan M, 3 mo. USD SOFR + 2.500%, 6.853%, 8/19/2032(a)(b)	3,878,892
		22,417,460
	Airlines — 0.6%
3,790,500	American Airlines, Inc., 2025 Term Loan B, 3 mo. USD SOFR + 3.250%, 7.576%, 5/28/2032(a)(b)	3,808,278
	Automotive — 1.7%
3,677,500	Clarios Global LP, 2025 USD Term Loan B, 1 mo. USD SOFR + 2.750%, 7.066%, 1/28/2032(a)(b)	3,677,500
4,117,137	First Brands Group LLC, 2021 Term Loan, 3 mo. USD SOFR + 5.000%, 9.570%, 3/30/2027(a)(b)	3,911,280
2,863,915	IXS Holdings, Inc., 2025 Repriced Term Loan B, 3 mo. USD SOFR + 5.500%, 9.841%, 9/05/2029(a)(b)	2,808,441
		10,397,221
	Brokerage — 5.1%
4,710,000	Advisor Group, Inc., 2025 Term Loan, 1 mo. USD SOFR + 3.000%, 7.316%, 7/30/2032(a)(b)	4,704,772
3,500,000	Edelman Financial Center LLC, 2024 2nd Lien Term Loan, 1 mo. USD SOFR + 5.250%, 9.566%, 10/06/2028(b)	3,502,205
3,746,750	Focus Financial Partners LLC, 2025 Incremental Term Loan B, 1 mo. USD SOFR + 2.750%, 7.066%, 9/15/2031(a)(b)	3,743,753
3,332,894	GTCR Everest Borrower LLC, Add on Term Loan B, 3 mo. USD SOFR + 2.750%, 7.064%, 9/05/2031(a)(b)	3,338,360
2,021,104	Guggenheim Partners LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.500%, 6.796%, 11/26/2031(a)(b)	2,025,651
3,764,996	HighTower Holdings LLC, 2025 1st Lien Term Loan B, 3 mo. USD SOFR + 2.750%, 7.071%, 2/03/2032(a)(b)	3,757,955
2,822,093	Jefferies Finance LLC, 2024 Term Loan, 1 mo. USD SOFR + 2.750%, 7.111%, 10/21/2031(a)(b)	2,823,871
467,428	June Purchaser LLC, Delayed Draw Term Loan, 3.000%, 11/28/2031(d)	469,298
2,797,560	June Purchaser LLC, Term Loan, 6 mo. USD SOFR + 3.250%, 7.467%, 11/28/2031(a)(b)	2,808,750
4,847,716	Russell Investments US Inst'l Holdco, Inc., 2024 PIK Term Loan, 1.500% PIK and/or 3 mo. USD SOFR + 5.000% Cash, 5/30/2027(a)(b)(e)	4,629,569
		31,804,184
	Building Materials — 4.4%
3,747,237	Chamberlain Group, Inc., 2025 Term Loan B, 7/22/2032(c)	3,747,237
2,316,237	Chamberlain Group, Inc., Term Loan B, 1 mo. USD SOFR + 3.250%, 7.666%, 11/03/2028(b)	2,315,426
2,424,110	Foley Products Co. LLC, 2024 Term Loan, 3 mo. USD SOFR + 4.750%, 9.046%, 12/29/2028(a)(b)	2,432,182
2,834,671	Janus International Group LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.500%, 6.699%, 8/03/2030(b)	2,836,458
Principal Amount	Description	Value (†)
	Building Materials — continued
$4,131,389	Kodiak Building Partners, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.750%, 8.041%, 12/04/2031(a)(b)	$4,104,701
2,563,008	Oscar AcquisitionCo LLC, Term Loan B, 3 mo. USD SOFR + 4.250%, 8.546%, 4/29/2029(a)(b)	2,330,210
6,354,075	Quikrete Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 2.250%, 6.566%, 2/10/2032(a)(b)	6,350,135
379,289	QXO, Inc., Term Loan B, 3 mo. USD SOFR + 3.000%, 7.296%, 4/30/2032(a)(b)	382,429
3,330,594	White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.566%, 10/19/2029(a)(b)	3,330,927
		27,829,705
	Cable Satellite — 2.1%
6,534,205	CSC Holdings LLC, 2022 Term Loan B6, 1 mo. USD SOFR + 4.500%, 8.863%, 1/18/2028(a)(b)	6,508,657
6,476,884	DirecTV Financing LLC, 2024 Term Loan, 3 mo. USD SOFR + 5.250%, 9.820%, 8/02/2029(a)(b)	6,424,291
		12,932,948
	Chemicals — 2.0%
4,761,299	Chemours Co., 2023 USD Term Loan B, 1 mo. USD SOFR + 3.000%, 7.316%, 8/18/2028(b)	4,749,396
2,475,017	GEON Performance Solutions LLC, 2021 Term Loan, 3 mo. USD SOFR + 4.250%, 8.807%, 8/18/2028(a)(b)	2,304,860
2,083,508	Innophos, Inc., 2020 Term Loan B, 1 mo. USD SOFR + 4.250%, 8.681%, 3/16/2029(a)(b)	2,077,778
3,705,000	Qnity Electronics, Inc., Term Loan B, 8/12/2032(c)	3,693,440
		12,825,474
	Consumer Cyclical Services — 8.6%
292,038	Amspec Parent LLC, 2024 Delayed Draw Term Loan, 1.000%, 12/22/2031(d)	293,224
3,130,903	BIFM U.S. Finance LLC, 2024 Incremental Term Loan, 1 mo. USD SOFR + 3.750%, 8.066%, 5/31/2028(a)(b)	3,141,673
2,905,000	Catawba Nation Gaming Authority, Term Loan B, 3 mo. USD SOFR + 4.750%, 9.046%, 3/29/2032(a)(b)	2,960,369
1,542,679	CHG Healthcare Services, Inc., 2025 Term Loan B1, USD SOFR + 2.750%, 7.046%, 9/29/2028(a)(b)	1,544,469
1,905,350	Cushman & Wakefield U.S. Borrower LLC, 2025 Term Loan B3, 1 mo. USD SOFR + 2.750%, 7.066%, 1/31/2030(a)(b)	1,906,931
2,537,261	Ensemble RCM LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.308%, 8/01/2029(a)(b)	2,547,359
3,797,435	Galaxy U.S. Opco, Inc., Term Loan, 3.750% PIK and/or 3 mo. USD SOFR + 2.000% Cash, 7/31/2030(b)(e)	3,423,122
2,535,000	Grant Thornton Advisors LLC, 2025 Incremental Term Loan, 1 mo. USD SOFR + 3.000%, 7.316%, 6/02/2031(a)(b)	2,540,704
3,801,925	Horizon U.S. Finco LP, Term Loan B, 3 mo. USD SOFR + 4.750%, 9.058%, 10/31/2031(a)(b)	3,735,391
2,262,000	Imagefirst Holdings LLC, 2025 Term Loan B, 3 mo. USD SOFR + 3.250%, 7.574%, 3/12/2032(a)(b)	2,262,000
2,940,318	Inmar, Inc., 2025 Repriced Term Loan B, 3 mo. USD SOFR + 4.500%, 8.802%, 10/30/2031(a)(b)	2,942,171
2,600,119	Kingpin Intermediate Holdings LLC, 2023 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.816%, 2/08/2028(b)	2,583,869
964,179	Latham Pool Products, Inc., 2022 Term Loan B, 2/23/2029(c)	956,948
3,092,120	Latham Pool Products, Inc., 2022 Term Loan B, 3 mo. USD SOFR + 4.000%, 8.349%, 2/23/2029(b)	3,068,929
668,831	PUG LLC, 2024 Extended Term Loan B, 3/15/2030(c)	645,422

Principal Amount	Description	Value (†)
	Consumer Cyclical Services — continued
$3,561,498	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 9.066%, 3/15/2030(b)	$3,436,845
257,708	Raven Acquisition Holdings LLC, Delayed Draw Term Loan, 3.000%, 11/19/2031(d)	258,329
3,598,894	Raven Acquisition Holdings LLC, Term Loan B, 1 mo. USD SOFR + 3.000%, 7.316%, 11/19/2031(a)(b)	3,607,567
3,272,165	Ryan LLC, Term Loan, 1 mo. USD SOFR + 3.500%, 7.816%, 11/14/2030(a)(b)	3,281,033
2,263,977	Sweetwater Borrower LLC, Term Loan B, 1 mo. USD SOFR + 4.250%, 8.681%, 8/07/2028(a)(b)	2,261,146
2,899,246	Vistage Worldwide, Inc., Term Loan, 3 mo. USD SOFR + 3.750%, 8.046%, 7/13/2029(b)	2,886,576
3,191,589	VT Topco, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 3.000%, 7.356%, 8/09/2030(a)(b)	3,192,578
		53,476,655
	Consumer Products — 2.6%
3,145,295	AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 3.000%, 7.351%, 7/31/2028(a)(b)	3,145,452
1,344,617	American Greetings Corp., 2024 Term Loan B, 1 mo. USD SOFR + 5.750%, 10.066%, 10/30/2029(b)	1,345,464
1,800,555	Bombardier Recreational Products, Inc., 2023 Term Loan B3, 1 mo. USD SOFR + 2.750%, 7.066%, 12/13/2029(a)(b)	1,803,094
697,799	Champ Acquisition Corp., 2024 Term Loan B, 11/25/2031(c)	706,521
2,098,437	Champ Acquisition Corp., 2024 Term Loan B, 6 mo. USD SOFR + 4.000%, 8.166%, 11/25/2031(a)(b)	2,124,668
1,937,807	Hunter Douglas, Inc., 2025 USD Term Loan B, 3 mo. USD SOFR + 3.250%, 7.546%, 1/20/2032(a)(b)	1,936,993
3,347,000	Opal Bidco SAS, USD Term Loan B, 3 mo. USD SOFR + 3.250%, 7.575%, 4/28/2032(a)(b)	3,363,735
2,098,477	Recess Holdings, Inc., 2025 Repriced Term Loan, 3 mo. USD SOFR + 3.750%, 8.069%, 2/20/2030(a)(b)	2,107,669
		16,533,596
	Diversified Manufacturing — 3.4%
2,204,274	Arcline FM Holdings LLC, 2025 Term Loan, 6 mo. USD SOFR + 3.500%, 7.578%, 6/24/2030(a)(b)	2,217,125
3,140,160	Crown Equipment Corp., 2025 Term Loan B, 10/10/2031(c)	3,149,989
2,871,302	Dynamo Newco II GmbH, USD Term Loan B, 1 mo. USD SOFR + 3.500%, 7.854%, 9/30/2031(a)(b)	2,885,659
3,000,000	Infinite Bidco LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 7.000%, 11.570%, 3/02/2029(b)	2,610,000
2,430,119	LSF12 Crown US Commercial Bidco LLC, 2025 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.856%, 12/02/2031(a)(b)	2,441,249
2,980,000	Madison IAQ LLC, 2025 Term Loan B, 6 mo. USD SOFR + 3.250%, 7.452%, 5/06/2032(a)(b)	2,992,635
1,341,638	MRC Global U.S., Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.500%, 7.796%, 10/29/2031(a)(b)	1,344,992
724,914	SPX FLOW, Inc., 2025 Term Loan, 1 mo. USD SOFR + 2.750%, 7.066%, 4/05/2029(a)(b)	728,814
2,636,392	TK Elevator Midco GmbH, 2025 USD Term Loan B, 6 mo. USD SOFR + 3.000%, 7.197%, 4/30/2030(a)(b)	2,644,934
		21,015,397
	Electric — 0.9%
2,329,258	Kohler Energy Co. LLC, USD Term Loan B, 3 mo. USD SOFR + 3.750%, 8.046%, 5/01/2031(a)(b)	2,335,803
Principal Amount	Description	Value (†)
	Electric — continued
$2,153,293	Talen Energy Supply LLC, 2023 Term Loan B, 3 mo. USD SOFR + 2.500%, 6.733%, 5/17/2030(b)	$2,157,772
1,081,372	Talen Energy Supply LLC, 2024-1 Incremental Term Loan, 3 mo. USD SOFR + 2.500%, 6.733%, 12/15/2031(a)(b)	1,084,076
		5,577,651
	Environmental — 0.8%
2,539,344	Action Environmental Group, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 3.250%, 7.576%, 10/24/2030(b)	2,539,344
2,798,730	Northstar Group Services, Inc., 2024 Term Loan B, 6 mo. USD SOFR + 4.750%, 8.881%, 5/31/2030(a)(b)	2,807,490
		5,346,834
	Financial Other — 4.2%
3,405,727	AAL Delaware Holdco, Inc., 2025 Term Loan, 1 mo. USD SOFR + 2.750%, 7.066%, 7/30/2031(a)(b)	3,405,727
1,862,617	Anticimex International AB, 2024 Term Loan B6, 3 mo. USD SOFR + 3.400%, 7.760%, 11/16/2028(b)	1,864,368
2,164,519	Aragorn Parent Corp., 2025 Repriced Term Loan B, 12/15/2028(c)	2,177,592
3,491,250	Dechra Pharmaceuticals Holdings Ltd., USD Term Loan B, 6 mo. USD SOFR + 3.250%, 7.447%, 1/27/2032(a)(b)	3,499,978
2,736,250	Dragon Buyer, Inc., Term Loan B, 3 mo. USD SOFR + 2.750%, 7.046%, 9/30/2031(a)(b)	2,737,536
3,148,000	Gryphon Debt Merger Sub, Inc., Term Loan B, 6/21/2032(c)	3,159,805
3,347,000	IGT Holding IV AB, 2025 USD Term Loan B5, 3 mo. USD SOFR + 3.500%, 7.796%, 9/01/2031(a)(b)	3,365,844
2,521,320	Luxembourg Investment Co. 428 SARL, Term Loan B, 6 mo. USD SOFR + 5.000%, 10.391%, 1/03/2029(f)	63,033
2,235,000	Mermaid Bidco, Inc., 2024 USD Term Loan B, 7/03/2031(c)	2,236,542
4,009,710	Mermaid Bidco, Inc., 2024 USD Term Loan B, 3 mo. USD SOFR + 3.250%, 7.571%, 7/03/2031(a)(b)	4,012,477
		26,522,902
	Food & Beverage — 1.6%
2,653,593	Aspire Bakeries Holdings LLC, 2025 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.831%, 12/23/2030(a)(b)	2,661,899
3,660,000	Froneri Lux Finco SARL, 2025 USD Term Loan, 7/16/2032(c)	3,652,680
2,265,625	Northeast Grocery, Inc., Term Loan B, 3 mo. USD SOFR + 7.500%, 11.695%, 12/13/2028(a)(b)	2,273,169
31,810	Sauer Brands, Inc., Delayed Draw Term Loan, 1.625%, 2/19/2032(d)	31,946
337,190	Sauer Brands, Inc., Term Loan B, 1 mo. USD SOFR + 3.000%, 7.316%, 2/19/2032(a)(b)	338,623
815,000	Sazerac Co., Inc., Term Loan B, 1 mo. USD SOFR + 2.500%, 6.860%, 7/09/2032(a)(b)	819,368
		9,777,685
	Gaming — 0.9%
2,503,924	GVC Holdings (Gibraltar) Ltd., 2024 USD Term Loan B3, 6 mo. USD SOFR + 2.750%, 7.016%, 10/31/2029(a)(b)	2,500,794
3,465,065	J&J Ventures Gaming LLC, 2025 Repriced Term Loan B, 1 mo. USD SOFR + 3.500%, 7.816%, 4/26/2030(a)(b)	3,416,347
		5,917,141

Principal Amount	Description	Value (†)
	Government Owned - No Guarantee — 0.3%
$2,189,955	Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, 3 mo. USD SOFR + 3.675%, 7.971%, 7/06/2029(a)(b)	$2,196,350
	Healthcare — 5.7%
2,634,102	Bausch & Lomb Corp., 2023 Incremental Term Loan, 1 mo. USD SOFR + 4.000%, 8.316%, 9/29/2028(a)(b)	2,634,103
7,858,000	Bausch & Lomb Corp., 2025 Term Loan B, 1 mo. USD SOFR + 4.250%, 8.566%, 1/15/2031(a)(b)	7,859,415
3,236,657	Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B, 3 mo. USD SOFR + 4.250%, 8.558%, 3/30/2029(b)	2,767,342
317,680	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(d)	318,277
55,921	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 7.816%, 10/23/2031(a)(b)	56,026
2,895,464	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.816%, 10/23/2031(a)(b)	2,900,907
1,024,000	Inception Holdco SARL, 2025 USD Fungible Term Loan, 4/18/2031(c)	1,026,990
2,196,309	IVC Acquisition Ltd., 2025 USD Repriced Term Loan B, 3 mo. USD SOFR + 3.750%, 8.046%, 12/12/2028(a)(b)	2,207,290
3,076,789	LifePoint Health, Inc., 2024 Incremental Term Loan B1, 3 mo. USD SOFR + 3.500%, 7.820%, 5/19/2031(a)(b)	3,041,067
1,558,195	National Mentor Holdings, Inc., 2021 Term Loan, USD SOFR + 3.750%, 8.162%, 3/02/2028(a)(b)	1,536,489
40,669	National Mentor Holdings, Inc., 2021 Term Loan C, 3 mo. USD SOFR + 3.750%, 8.146%, 3/02/2028(a)(b)	40,103
1,388,475	Onex TSG Intermediate Corp., 2025 Term Loan B, 8/06/2032(c)	1,390,460
1,722,332	Onex TSG Intermediate Corp., 2025 Term Loan B, 3 mo. USD SOFR + 3.750%, 7.976%, 8/06/2032(a)(b)	1,724,795
4,709,291	Radiology Partners, Inc., 2025 Term Loan, 3 mo. USD SOFR + 4.500%, 8.798%, 6/30/2032(a)(b)	4,707,314
3,206,986	TTF Holdings LLC, 2024 Term Loan, 6 mo. USD SOFR + 3.750%, 7.794%, 7/18/2031(a)(b)	3,184,954
		35,395,532
	Independent Energy — 0.4%
2,805,925	Matador Bidco SARL, 2024 Term Loan B, 1 mo. USD SOFR + 4.250%, 8.666%, 7/30/2029(b)	2,828,737
	Industrial Other — 3.9%
350,276	Archkey Solutions LLC, 2024 Delayed Draw Term Loan B, 4.750%, 11/01/2031(d)	353,779
3,028,135	Archkey Solutions LLC, 2024 Term Loan B, 3 mo. USD SOFR + 4.750%, 9.046%, 11/01/2031(a)(b)	3,058,416
402,116	Archkey Solutions LLC, 2025 Delayed Draw Term Loan, 11/01/2031(c)	406,137
3,476,294	Archkey Solutions LLC, 2025 Term Loan B, 11/01/2031(c)	3,511,057
2,982,000	Gloves Buyer, Inc., 2025 Term Loan, 1 mo. USD SOFR + 4.000%, 8.316%, 5/21/2032(a)(b)	2,933,543
2,452,339	KUEHG Corp., 2025 Term Loan, 3 mo. USD SOFR + 2.750%, 7.041%, 6/12/2030(a)(b)	2,454,374
2,699,217	Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 4.000%, 8.301%, 8/11/2028(b)	2,700,917
3,416,668	Mckissock Investment Holdings LLC, 2022 Term Loan, 3 mo. USD SOFR + 5.000%, 9.468%, 3/12/2029(a)(b)	3,412,431
Principal Amount	Description	Value (†)
	Industrial Other — continued
$2,947,460	Michael Baker International LLC, 2025 Term Loan B, 3 mo. USD SOFR + 4.000%, 8.308%, 12/01/2028(a)(b)	$2,957,275
2,595,010	St. George's University Scholastic Services LLC, 2022 Term Loan B, 1 mo. USD SOFR + 2.750%, 7.066%, 2/10/2029(a)(b)	2,556,734
		24,344,663
	Leisure — 1.3%
3,732,000	EOC Borrower LLC, Term Loan B, 1 mo. USD SOFR + 3.000%, 7.316%, 3/24/2032(a)(b)	3,738,233
1,021,000	Herschend Entertainment Co. LLC, 2025 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.573%, 5/27/2032(a)(b)	1,027,065
3,174,448	LC AHAB U.S. Bidco LLC, Term Loan B, 1 mo. USD SOFR + 3.000%, 7.316%, 5/01/2031(b)	3,176,447
		7,941,745
	Lodging — 0.2%
1,019,875	Travel & Leisure Co., 2024 Term Loan B, 1 mo. USD SOFR + 2.500%, 6.816%, 12/14/2029(a)(b)	1,021,629
	Media Entertainment — 4.1%
3,707,288	Advantage Sales & Marketing, Inc., 2024 Term Loan, 3 mo. USD SOFR + 4.250%, 8.797%, 10/28/2027(a)(b)	3,141,927
5,507,409	Cengage Learning, Inc., 2024 1st Lien Term Loan B, USD SOFR + 3.500%, 7.760%, 3/24/2031(a)(b)	5,513,357
2,204,000	Dotdash Meredith, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.854%, 6/17/2032(a)(b)	2,196,661
2,913,736	McGraw-Hill Global Education Holdings LLC, 2025 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.566%, 8/06/2031(a)(b)	2,923,293
3,400,000	MH Sub I LLC, 2021 2nd Lien Term Loan, 1 mo. USD SOFR + 6.250%, 10.566%, 2/23/2029(b)	2,936,036
3,291,603	MH Sub I LLC, 2023 Term Loan, 1 mo. USD SOFR + 4.250%, 8.566%, 5/03/2028(a)(b)	3,046,576
2,680,282	Nexstar Broadcasting, Inc., 2025 Term Loan B5, 1 mo. USD SOFR + 2.500%, 6.816%, 6/28/2032(a)(b)	2,667,712
3,185,018	Plano HoldCo, Inc., Term Loan B, 3 mo. USD SOFR + 3.500%, 7.796%, 10/02/2031(a)(b)	3,097,429
		25,522,991
	Metals & Mining — 0.3%
581,818	GrafTech Finance, Inc., 2024 Delayed Draw Term Loan, 3.750%, 12/21/2029(d)	589,457
1,018,182	GrafTech Finance, Inc., 2024 Term Loan, 1 mo. USD SOFR + 6.000%, 10.323%, 12/21/2029(a)(b)	1,031,551
		1,621,008
	Midstream — 0.5%
3,118,559	Brazos Delaware II LLC, 2025 Term Loan B, 1 mo. USD SOFR + 3.000%, 7.357%, 2/11/2030(a)(b)	3,119,526
	Oil Field Services — 0.5%
3,165,083	Star Holding LLC, 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 4.500%, 8.816%, 7/31/2031(a)(b)	3,128,146
	Paper — 0.3%
502,389	Schweitzer-Mauduit International, Inc., 2021 Term Loan B, 4/20/2028(c)	497,365
1,648,583	Schweitzer-Mauduit International, Inc., 2021 Term Loan B, 1 mo. USD SOFR + 3.750%, 8.181%, 4/20/2028(a)(b)	1,632,097
		2,129,462

Principal Amount	Description	Value (†)
	Pharmaceuticals — 0.2%
$1,269,311	Amneal Pharmaceuticals LLC, 2025 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.816%, 8/01/2032(a)(b)	$1,275,657
	Property & Casualty Insurance — 7.2%
3,275,291	Acrisure LLC, 2024 1st Lien Term Loan B6, 1 mo. USD SOFR + 3.000%, 7.316%, 11/06/2030(a)(b)	3,270,181
2,815,000	Alera Group, Inc., 2025 Term Loan, 1 mo. USD SOFR + 3.250%, 7.566%, 5/31/2032(a)(b)	2,824,909
2,561,109	Alliant Holdings Intermediate LLC, 2025 Term Loan B, 1 mo. USD SOFR + 2.500%, 6.823%, 9/19/2031(a)(b)	2,554,860
1,813,548	AmWINS Group, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 2.250%, 6.566%, 1/30/2032(a)(b)	1,812,115
4,170,920	Amynta Agency Borrower, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 2.750%, 7.066%, 12/29/2031(a)(b)	4,168,334
7,844,918	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.955%, 2/15/2031(a)(b)	7,830,247
2,246,000	Asurion LLC, 2021 2nd Lien Term Loan B3, 1 mo. USD SOFR + 5.250%, 9.681%, 1/31/2028(b)	2,182,124
2,773,114	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 8.666%, 8/19/2028(a)(b)	2,769,204
403,312	Asurion LLC, 2024 Term Loan B12, 1 mo. USD SOFR + 4.250%, 8.566%, 9/19/2030(a)(b)	397,956
2,357,483	Baldwin Insurance Group Holdings LLC, 2024 Repriced Term Loan B, 1 mo. USD SOFR + 3.000%, 7.366%, 5/26/2031(a)(b)	2,358,473
2,434,078	BroadStreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD SOFR + 2.750%, 7.066%, 6/13/2031(a)(b)	2,432,423
2,240,000	Howden Group Holdings Ltd, 2025 USD Term Loan B, 2/15/2031(c)	2,240,314
3,072,214	Howden Group Holdings Ltd., 2024 USD Term Loan B, 1 mo. USD SOFR + 3.500%, 7.816%, 4/18/2030(a)(b)	3,077,990
2,240,357	Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD SOFR + 2.500%, 6.816%, 7/31/2031(a)(b)	2,245,958
2,456,570	Truist Insurance Holdings LLC, 2024 Term Loan B, 5/06/2031(c)	2,456,570
2,260,526	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 9.046%, 5/06/2032(a)(b)	2,305,737
		44,927,395
	Restaurants — 0.2%
1,254,731	Dave & Buster's, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.250%, 7.563%, 6/29/2029(a)(b)	1,209,962
	Retailers — 6.7%
4,135,000	At Home Group, Inc., Term Loan B, 1 mo. USD SOFR + 4.250%, 8.691%, 7/24/2028(a)(g)	10,338
680,000	Beach Acquisition Bidco LLC, USD Term Loan B, 6/25/2032(c)	683,964
4,677,000	Boots Group Bidco Ltd, USD Term Loan, 8/30/2032(c)	4,686,728
509,700	Container Store, Inc., 2025 Roll-Up Exit Term Loan, 3 mo. USD SOFR + 5.000%, 9.330%, 7/30/2029(a)(b)	254,850
288,773	Container Store, Inc., First Out Term Loan, 5.500% PIK and/or 1 mo. USD SOFR + 1.000% Cash, 4/30/2029(a)(b)(e)	268,559
2,700,000	Evergreen Acqco 1 LP, 2021 USD Term Loan, 4/26/2028(c)	2,700,000
3,583,804	Evergreen Acqco 1 LP, 2021 USD Term Loan, 3 mo. USD SOFR + 3.750%, 8.052%, 4/26/2028(a)(b)	3,583,804
2,008,711	Great Outdoors Group LLC, 2025 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.566%, 1/23/2032(a)(b)	2,012,728
Principal Amount	Description	Value (†)
	Retailers — continued
$3,363,908	Harbor Freight Tools USA, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 2.250%, 6.566%, 6/11/2031(b)	$3,319,269
650,025	International Textile Group, Inc., 2023 Last Out Term Loan, 5.500% PIK and/or 3 mo. USD SOFR + 1.000% Cash, 9/30/2027(a)(b)(e)	495,644
2,729,992	International Textile Group, Inc., 2023 Term Loan, 3 mo. USD SOFR + 8.650%, 12.941%, 9/30/2027(b)	2,733,405
2,422,825	Peer Holding III BV, 2025 USD Term Loan B5B, 3 mo. USD SOFR + 2.500%, 6.796%, 7/01/2031(a)(b)	2,425,854
2,244,507	Petco Health & Wellness Co., Inc., 2021 Term Loan B, 3 mo. USD SOFR + 3.250%, 7.807%, 3/03/2028(a)(b)	2,161,281
2,493,506	PetSmart, Inc., 2025 USD Term Loan B, 8/18/2032(c)	2,467,025
5,209,516	PetSmart, Inc., 2025 USD Term Loan B, 1 mo. USD SOFR + 4.000%, 8.360%, 8/18/2032(a)(b)	5,154,191
1,903,922	Restoration Hardware, Inc., 2022 Incremental Term Loan, 1 mo. USD SOFR + 3.250%, 7.666%, 10/20/2028(a)(b)	1,841,359
1,101,561	S&S Holdings LLC, 2024 Term Loan, 1 mo. USD SOFR + 5.000%, 9.323%, 10/01/2031(a)(b)	1,064,383
2,124,626	S&S Holdings LLC, Term Loan, 1 mo. USD SOFR + 5.000%, 9.423%, 3/11/2028(a)(b)	2,109,137
1,315,222	Tory Burch LLC, Term Loan B, 1 mo. USD SOFR + 3.250%, 7.681%, 4/16/2028(b)	1,302,780
2,294,250	Varsity Brands, Inc., 2025 Term Loan, 3 mo. USD SOFR + 3.250%, 7.448%, 8/26/2031(a)(b)	2,301,431
		41,576,730
	Technology — 11.0%
4,860,000	Altar Bidco, Inc., 2021 2nd Lien Term Loan, 1 yr. USD SOFR + 5.600%, 9.578%, 2/01/2030(a)(b)	4,580,550
3,347,000	Avalara, Inc., 2025 Term Loan B, 3 mo. USD SOFR + 3.250%, 7.546%, 3/26/2032(a)(b)	3,365,609
4,761,165	Camelot U.S. Acquisition LLC, 2024 Term Loan B, 1 mo. USD SOFR + 2.750%, 7.066%, 1/31/2031(b)	4,729,027
949,000	Camelot U.S. Acquisition LLC, 2025 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 7.566%, 1/31/2031(a)(b)	951,078
1,926,000	CommScope, Inc., 2024 Term Loan, 12/17/2029(c)	1,957,895
2,915,321	Cotiviti Corp., 2024 Term Loan, 1 mo. USD SOFR + 2.750%, 7.104%, 5/01/2031(b)	2,913,513
2,764,286	EP Purchaser LLC, 2021 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.057%, 11/06/2028(a)(b)	2,673,451
4,958,822	First Advantage Holdings LLC, 2025 Repriced Term Loan B, 1 mo. USD SOFR + 2.750%, 7.066%, 10/31/2031(a)(b)	4,968,145
3,291,925	Fortress Intermediate 3, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 3.000%, 7.351%, 6/27/2031(a)(b)	3,296,040
3,254,794	Genuine Financial Holdings LLC, 2025 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.566%, 9/27/2030(a)(b)	3,053,680
1,762,627	Global Holdings Interco LLC, Term Loan B, 1 mo. USD SOFR + 5.500%, 9.941%, 3/16/2026(a)(b)	1,692,122
992,462	Imprivata, Inc., 2025 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.321%, 12/01/2027(a)(b)	996,005
3,415,440	Kaseya, Inc., 2025 1st Lien Term Loan B, 1 mo. USD SOFR + 3.250%, 7.566%, 3/20/2032(a)(b)	3,420,666
5,354,903	Loyalty Ventures, Inc., Term Loan B, PRIME + 5.500%, 13.750%, 11/03/2027(g)(h)	374,843
2,378,920	McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD SOFR + 3.000%, 7.349%, 3/01/2029(a)(b)	2,262,948
439,855	MedAssets Software Intermediate Holdings, Inc., 2024 First Out Term Loan, 1 mo. USD SOFR + 4.000%, 8.341%, 12/15/2028(a)(b)	425,195

Principal Amount	Description	Value (†)
	Technology — continued
$736,776	MedAssets Software Intermediate Holdings, Inc., 2024 Second Out Term Loan, 1 mo. USD SOFR + 4.000%, 8.455%, 12/15/2028(a)(b)	$633,627
1,178,841	MedAssets Software Intermediate Holdings, Inc., 2024 Third Out Term Loan, 1 mo. USD SOFR + 6.750%, 11.205%, 12/17/2029(a)(b)	926,864
2,031,477	NCR Atleos LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.750%, 8.058%, 4/16/2029(a)(b)	2,043,320
1,473,618	Neptune Bidco U.S., Inc., 2022 USD Term Loan A, 3 mo. USD SOFR + 4.750%, 9.179%, 4/11/2029(a)(b)	1,430,338
788,442	Physician Partners LLC, 2025 Second Out Term Loan B1, 2.500% PIK and/or 3 mo. USD SOFR + 1.500% Cash, 12/31/2029(a)(b)(e)	370,568
491,425	Physician Partners LLC, 2025 Third Out Term Loan C, 4.000% PIK and/or 3 mo. USD SOFR + 1.500% Cash, 12/31/2030(a)(b)(e)	96,649
2,726,754	Press Ganey Holdings, Inc., 2025 Repriced Term Loan B, 4/30/2031(c)	2,722,773
2,572,578	Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.250%, 7.546%, 10/26/2030(a)(b)	2,578,726
2,963,000	Project Alpha Intermediate Holding, Inc., 2025 2nd Lien Incremental Term Loan, 3 mo. USD SOFR + 5.000%, 9.296%, 5/09/2033(a)(b)	2,950,052
2,690,742	Redstone Holdco 2 LP, 2021 Term Loan, 3 mo. USD SOFR + 4.750%, 9.320%, 4/27/2028(a)(b)	1,369,588
1,289,335	Sabre GLBL, Inc., 2021 Term Loan B1, 12/17/2027(c)	1,221,645
321,979	Sabre GLBL, Inc., 2021 Term Loan B1, 1 mo. USD SOFR + 3.500%, 7.931%, 12/17/2027(a)(b)	305,076
860,665	Sabre GLBL, Inc., 2021 Term Loan B2, 12/17/2027(c)	815,480
214,931	Sabre GLBL, Inc., 2021 Term Loan B2, 1 mo. USD SOFR + 3.500%, 7.931%, 12/17/2027(a)(b)	203,646
257,638	Sabre GLBL, Inc., 2022 1st Lien Term Loan B, 1 mo. USD SOFR + 5.000%, 9.416%, 6/30/2028(b)	242,824
1,439,026	Sabre GLBL, Inc., 2024 Term Loan B1, 1 mo. USD SOFR + 6.000%, 10.416%, 11/15/2029(a)(b)	1,370,672
4,388,400	Sandisk Corp., Term Loan B, 1 mo. USD SOFR + 3.000%, 7.341%, 2/20/2032(a)(b)	4,371,943
3,569,612	Virtusa Corp., 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.566%, 2/15/2029(b)	3,563,365
		68,877,923
	Transportation Services — 2.2%
3,007,849	AIT Worldwide Logistics, Inc., 2025 Repriced Term Loan, 3 mo. USD SOFR + 4.000%, 8.255%, 4/08/2030(a)(b)	3,011,609
2,401,000	Rand Parent LLC, 2025 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.296%, 3/18/2030(a)(b)	2,389,859
1,051,607	St. George Warehousing & Trucking Co. of California, Inc., 2024 Second Out Term Loan, 6.500% PIK and/or 1 mo. USD SOFR + 7.500% Cash, 10/03/2029(a)(b)(e)	315,482
785,357	St. George Warehousing & Trucking Co. of California, Inc., 2024 Third Out Term Loan, 6.000% PIK and/or 1 mo. USD SOFR + 1.000% Cash, 10/03/2029(a)(b)(e)	23,561
3,418,000	Stonepeak Nile Parent LLC, Term Loan B, 3 mo. USD SOFR + 2.750%, 7.079%, 4/09/2032(a)(b)	3,426,545
117,376	Van Pool Transportation LLC, 2025 Delayed Draw Term Loan, 8/06/2030(d)	117,816
183,588	Van Pool Transportation LLC, 2025 Delayed Draw Term Loan, 3 mo. USD SOFR + 3.250%, 7.471%, 8/06/2030(a)(b)	184,276
Principal Amount	Description	Value (†)
	Transportation Services — continued
$2,197,036	Van Pool Transportation LLC, 2025 Term Loan, 1 mo. USD SOFR + 3.250%, 7.603%, 8/06/2030(a)(b)	$2,205,275
1,970,930	Worldwide Express Operations LLC, 2024 Term Loan B, 3 mo. USD SOFR + 4.000%, 8.296%, 7/26/2028(a)(b)	1,967,698
		13,642,121
	Wireless — 1.4%
5,011,819	Crown Subsea Communications Holding, Inc., 2025 Term Loan B, 3 mo. USD SOFR + 3.500%, 7.818%, 1/30/2031(a)(b)	5,047,854
3,566,340	Voyage Digital (NZ) Ltd., 2024 Term Loan, 3 mo. USD SOFR + 3.250%, 7.445%, 5/11/2029(a)(b)	3,568,587
		8,616,441
	Total Senior Loans (Identified Cost $574,002,842)	555,559,149

Collateralized Loan Obligations — 6.3%
3,280,000	720 East CLO VI Ltd., Series 2024-3A, Class E, 3 mo. USD SOFR + 5.500%, 9.826%, 1/20/2038(b)(i)	3,295,665
1,000,000	720 East CLO VIII Ltd., Series 2025-8A, Class D1, 3 mo. USD SOFR + 2.800%, 0.000%, 7/20/2038(b)(i)(j)	1,000,000
2,345,000	AGL CLO 35 Ltd., Series 2024-35A, Class E, 3 mo. USD SOFR + 5.150%, 9.476%, 1/21/2038(b)(i)	2,349,683
3,095,000	Bain Capital Credit CLO Ltd., Series 2023-3A, Class D1R, 3 mo. USD SOFR + 2.850%, 7.054%, 10/24/2038(b)(i)	3,099,822
2,490,000	Benefit Street Partners CLO XXVIII Ltd., Series 2022-28A, Class ER, 3 mo. USD SOFR + 5.400%, 9.726%, 10/20/2037(b)(i)	2,504,270
2,380,000	CIFC Funding Ltd., Series 2019-7A, Class D1R, 3 mo. USD SOFR + 2.700%, 6.791%, 10/19/2038(b)(i)	2,380,678
750,000	Franklin Park Place CLO VI LLC, Series 2025-1A, Class D1, 3 mo. USD SOFR + 3.100%, 7.423%, 7/15/2038(b)(i)	753,267
3,000,000	Golub Capital CLO 82 B Ltd., Series 2025-82A, Class D1, 3 mo. USD SOFR + 2.700%, 0.000%, 10/15/2038(b)(i)(j)	3,000,000
2,735,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class ER2, 3 mo. USD SOFR + 4.800%, 9.126%, 1/21/2038(b)(i)	2,738,783
3,275,000	OHA Credit Partners XVII Ltd., Series 2024-17A, Class E, 3 mo. USD SOFR + 5.000%, 9.329%, 1/18/2038(b)(i)	3,290,006
3,130,000	OHA Loan Funding Ltd., Series 2015-1A, Class D1R4, 3 mo. USD SOFR + 2.650%, 0.000%, 10/19/2038(b)(i)(j)	3,130,000
3,800,000	Palmer Square CLO Ltd., Series 2021-3A, Class D1R, 3 mo. USD SOFR + 2.800%, 7.099%, 10/15/2038(b)(i)	3,814,140
3,300,000	Palmer Square CLO Ltd., Series 2022-4A, Class ER, 3 mo. USD SOFR + 5.500%, 9.826%, 10/20/2037(b)(i)	3,321,262
2,065,000	Silver Point CLO 12 Ltd., Series 2025-12A, Class D1, 3 mo. USD SOFR + 2.650%, 0.000%, 10/15/2038(b)(i)(j)	2,065,000
2,715,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D1R, 3 mo. USD SOFR + 2.700%, 0.000%, 10/17/2038(b)(i)(j)	2,715,000
	Total Collateralized Loan Obligations (Identified Cost $39,361,874)	39,457,576

Principal Amount	Description	Value (†)

Bonds and Notes — 3.2%
	Cable Satellite — 1.7%
$4,200,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(i)	$4,175,300
3,600,000	DISH DBS Corp., 5.250%, 12/01/2026(i)	3,492,136
3,000,000	DISH DBS Corp., 7.750%, 7/01/2026	2,917,500
		10,584,936
	Healthcare — 0.1%
1,000,000	LifePoint Health, Inc., 5.375%, 1/15/2029(i)	950,110
	Media Entertainment — 0.7%
4,650,000	Millennium Escrow Corp., 6.625%, 8/01/2026(i)	4,431,966
	Retailers — 0.3%
1,728,000	Evergreen Acqco 1 LP/TVI, Inc., 9.750%, 4/26/2028(i)	1,800,232
	Wirelines — 0.4%
2,500,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(i)	2,293,750
	Total Bonds and Notes (Identified Cost $20,086,207)	20,060,994

Shares
Common Stocks— 0.1%
	Capital Markets — 0.1%
32,299	Resolute Topco, Inc.(f)	193,794
	Oil, Gas & Consumable Fuels — 0.0%
61,854	Ameriforge Group, Inc.(f)(h)	5,691
51	Frontera Energy Corp.	226
		5,917
	Specialty Retail — 0.0%
15,696	Container Store, Inc.(f)	5,886
Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — 0.0%
53,230	Elevate Textiles Holding Corp.(f)	$177,415
	Total Common Stocks (Identified Cost $10,598,600)	383,012

Warrants — 0.0%
55,256	Elevate Textiles Holding Corp., Expiration on 6/21/2028(f) (Identified Cost $2,333)	553

Principal Amount
Short-Term Investments — 10.4%
$52,650,679	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/29/2025 at 2.900% to be repurchased at $52,667,644 on 9/02/2025 collateralized by $48,136,600 U.S. Treasury Inflation Indexed Note, 1.625% due 10/15/2027 valued at $53,703,734 including accrued interest(k)	52,650,679
12,266,000	U.S. Treasury Bills, 4.250%, 9/23/2025(l)	12,235,583
	Total Short-Term Investments (Identified Cost $64,886,269)	64,886,262
	Total Investments — 108.9% (Identified Cost $708,938,125)	680,347,546
	Other assets less liabilities — (8.9)%	(55,845,570)
	Net Assets — 100.0%	$624,501,976

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.00%, to which the spread is added.

(b)
Variable rate security. Rate as of August 31, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Position is unsettled. Contract rate was not determined at August 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(d)
Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(e)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(f)	Non-income producing security.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Level 3 security. Value has been determined using significant unobservable inputs.
(i)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, the value of Rule 144A holdings amounted to
$56,601,070 or 9.1% of net assets.

(j)	New issue unsettled as of August 31, 2025. Coupon rate does not take effect until settlement date.
(k)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of August 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.

PIK	Payment-in-Kind
SOFR	Secured Overnight Financing Rate

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of August 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Senior Loans
Technology	$ —	$68,503,080	$374,843	$68,877,923
All Other Senior Loans(a)	—	486,681,226	—	486,681,226
Total Senior Loans	—	555,184,306	374,843	555,559,149
Collateralized Loan Obligations	—	39,457,576	—	39,457,576
Bonds and Notes(a)	—	20,060,994	—	20,060,994
Common Stocks
Capital Markets	—	193,794	—	193,794
Oil, Gas & Consumable Fuels	226	—	5,691	5,917
Specialty Retail	—	5,886	—	5,886
Textiles, Apparel & Luxury Goods	—	177,415	—	177,415
Total Common Stocks	226	377,095	5,691	383,012
Warrants	—	553	—	553
Short-Term Investments	—	64,886,262	—	64,886,262
Total Investments	$226	$679,966,786	$380,534	$680,347,546

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2024 and/or August 31, 2025:

Asset Valuation Inputs
Investments in Securities	Balance as of November 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at August 31, 2025
Senior Loans
Technology	$401,618	$8,055	$ —	$(34,830)	$ —	$ —	$ —	$ —	$374,843	$(34,830)
Common Stocks
Oil, Gas & Consumable Fuels	5,691	—	—	—	—	—	—	—	5,691	—
Total	$407,309	$8,055	$ —	$(34,830)	$ —	$ —	$ —	$ —	$380,534	$(34,830)